Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash	$ 54,733	$ 171,871	$ 477,549
Prepaid expenses	57,018	57,018
Total current assets	111,751	228,889	$ 477,549
Intangible	149,043	139,800	$ 98,697
Equipment, net	117,052	118,453
Total assets	377,846	487,142	$ 576,246
Current liabilities
Accounts payable	784,911	529,736	230,527
Accounts payable - related party	569,039	489,535	$ 272,564
Customer deposits - related party	400,000	400,000
Accrued payroll	20,852	14,167	$ 10,428
Debt, current portion	290,500	40,235	22,910
Total current liabilities	2,065,302	1,473,673	$ 536,429
Debt, long-term portion	72,577	77,076
Total liabilities	$ 2,137,879	$ 1,550,749	$ 536,429
Commitments and contingencies (Note 5)
Stockholders' equity (deficit):
Preferred stock, $.001 par value; 15,000,000 shares authorized; 140 and 140 shares issued and outstanding at March 31, 2015, and 140 and 199 shares issued and outstanding at December 31, 2014 and 2013, respectively
Common stock, $.001 par value; 100,000,000 shares authorized; 62,559,284 and 61,439,134 shares issued and outstanding at March 31, 2015, and 61,439,134 and 48,700,929 shares issued and December 31, 2014 and 2013, respectively	$ 61,887	$ 60,767	$ 48,702
Additional paid-in capital	31,647,161	30,864,669	$ 8,840,840
Common stock issuable	239,980	435,930
Common stock held in escrow	8,441	8,441	$ 8,441
Accumulated deficit	(33,699,581)	(32,421,145)	(8,858,166)
Total HPEV equity	(1,742,112)	(1,051,338)	$ 39,817
Noncontrolling interest in subsidiary	(17,921)	(12,269)
Total stockholders' (deficit) equity	(1,760,033)	(1,063,607)	$ 39,817
Total liabilities and stockholders' (deficit) equity	$ 377,846	$ 487,142	$ 576,246